Offerings - Offering: 1	Nov. 03, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, no par value
Amount Registered | shares	125,000
Proposed Maximum Offering Price per Unit	32.19
Maximum Aggregate Offering Price	$ 4,023,750.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 350.07
Offering Note	(a) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional ordinary shares of the Registrant that become issuable under the TAT Technologies Ltd. 2026 Employee Share Purchase Plan (the “Plan”) by reason of any share dividend, share split, recapitalization or similar transaction effected without the Registrant's receipt of consideration that would increase the number of outstanding ordinary shares.
(b) Represents the 125,000 ordinary shares issuable under the Plan.
(c) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) and Rule 457(c) promulgated under the Securities Act based on the average of the high ($32.82) and low ($31.57) prices of the ordinary shares on The Nasdaq Stock Market LLC on October 27, 2026.